SHARE-BASED COMPENSATION (Details 5)	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 09, 2012 Post-employees' options CNY	Oct. 31, 2013 Post-employees' options CNY	Dec. 31, 2014 Post-employees' options CNY	Dec. 31, 2013 Post-employees' options CNY	Dec. 31, 2012 Post-employees' options CNY	Jan. 28, 2010 Performance Shares	Jan. 27, 2011 Performance Shares USD ($)	Jan. 27, 2011 Performance Shares CNY
Share-based payment award, options, additional disclosures
Share options exercisable	36,687,191	36,687,191	37,504,072	37,504,072	37,766,073	37,766,073
Total fair value of options vested	$ 309,261	1,918,841	$ 300,296	1,817,902	$ 302,691	1,885,795
The intrinsic value of outstanding share options		0
Share-based compensation		142,000		242,000		3,465,000							1,400,000	9,500,000
Remaining vesting period												1 year
Amount reclassified from additional paid in capital as other current liabilities							1,705,239
Net fair value change	8,000	52,000		22,069,000		11,989,000	1,535,865		52,000	(103,000)
Options classified as liability measured at fair value									163,604		169,374
Percentage of options exercised by Mr. Yung								23.00%
Decrease in stock options liability								50,000
Unrecognized compensation Expense	$ 44,121	273,753
Weighted average period of unrecognized compensation cost	1 year 9 months 26 days	1 year 9 months 26 days